Current Assets and Prepaid Expenses	12 Months Ended
Dec. 31, 2015
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Current Assets and Prepaid Expenses
Current Assets and Prepaid Expenses
(a) Trade Accounts Receivable
Trade accounts receivable are presented net of allowance for doubtful accounts. The allowance for doubtful accounts was $0 million and $0.8 million as of December 31, 2015 and December 31, 2014, respectively.
(b) Prepaid Expenses
The prepaid operational lease expenses relate to operational lease expenses paid in advance and are recognized using a straight line basis as lease costs in operating expenses over the period for which the prepayment was made. The contractual duration of the various leases range from 1 to 30 years.
Prepaid expenses as of December 31, 2015 and 2014 consist of the following:

(in US$ millions)	2015	2014
Prepaid operating lease	21.7	22.7
Other prepaid expenses	1.2	1.7
Total prepaid expenses	22.9	24.4
Of which non-current	21.7	22.7
Of which current	1.2	1.7
Total prepaid expenses	22.9	24.4

(c) Other Receivables and Current Assets
The other receivables and current assets as of December 31, 2015 and 2014 are as follows:

(in US$ millions)	2015	2014
VAT and other tax receivables	4.3	2.8
Inventories	4.3	3.3
Harbor receivable	—	10.7
Other receivables	4.1	5.1
Total other receivables and current assets	12.7	21.9